9. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

On October 22, 2019, restricted cash in the amount of $1,300,000 was released from escrow in order to fund expenses incurred in connection with the Simon Cup (see Note 11 – Commitments and Contingencies).

Note 9 – Subsequent Events

The Company evaluates events that have occurred after the balance sheet date through the date hereof, which these financial statements were issued. No events occurred of a material nature that would have required adjustments to or disclosure in these financial statements except as follows:

On February 20, 2019, the Company issued a $100,000 convertible promissory note to the Sponsor. After issuing the promissory note, the total amount of convertible promissory notes issued to the Sponsor is $450,000. The loan is unsecured, non-interest bearing and is payable at the consummation of a Business Combination. Upon consummation of a Business Combination, the principal balance of the note may be converted, at the Sponsor’s option, to units at a price of $10.00 per unit. The terms of the units will be identical to the units issued by the Company in its initial public offering, except the warrants included in such units will be non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the Sponsor or its permitted transferees. If BROG converts the entire principal balance of the convertible promissory note, it would receive 10,000 units. If a Business Combination is not consummated, the note will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its trust account established in connection with the initial public offering. The issuance of the note to the Sponsor was exempt pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.